Long-Term Debt	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Long-Term Debt
16.	LONG-TERM DEBT
As at January 31, 2020 and 2019, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2020
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	May 2025	3.65%	3.65%	U.S. $886.5	$1,172.0	[a]
	May 2025	4.15%	4.44%	U.S. $333.3	$434.7	[b]
Term Loans	June 2020 to Dec. 2030	0.75% to 1.65%	1.00% to 4.67%	Euro 29.7	38.7
Total long-term debt					$1,645.4
Current					17.9
Non-current					1,627.5
Total long-term debt					$1,645.4
[a]
Maturity was extended from May 2025 to May 2027 after the year ended January 31, 2020 (Note 32).
[b]
Net of unamortized transaction costs of $6.0 million.

January 31, 2019
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	May 2025	4.50%	4.50%	U.S. $895.5	$ 1,176.9
Term Loans	Dec. 2019 to Dec. 2028	0.75% to 1.75%	1.00% to 4.67%	Euro 21.6	29.5
Finance lease liabilities	Jan. 2021 to Dec. 2030	8.00%	8.00%	$11.7	9.1
Total long-term debt					$1,215.5
Current					18.4
Non-current					1,197.1
Total long-term debt					$1,215.5

The following table explains the changes in long-term debt during the year ended January 31, 2020:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2019	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other		Carrying amount as at January 31, 2020
Term Facility	$1,176.9	$440.0	$(14.1)	$9.9	$(6.0)		$1,606.7
Term Loans	29.5	17.3	(4.9)	(1.1)	(2.1)		38.7
Finance lease liabilities	9.1	—	—	—	(9.1	) [a]	—
Total	$1,215.5	$457.3	$(19.0)	$8.8	$(17.2)		$1,645.4
[a]
Finance lease liabilities were included in lease liabilities as part of the adoption of IFRS 16 (Note 11).

The following table explains the changes in long-term debt during the year ended January 31, 2019:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2018	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other		Carrying amount as at January 31, 2019
Term Facility	$969.9	$143.0	$(5.9)	$69.8	$0.1		$1,176.9
Term Loans	34.3	3.6	(8.5)	(0.4)	0.5		29.5
Finance lease liabilities	10.6	—	(2.4)	—	0.9		9.1
Total	$1,014.8	$146.6	$(16.8)	$69.4	$1.5		$1,215.5
Under security arrangements, amounts borrowed under the Revolving Credit Facilities and the term facility (the “Credit Facilities”) are secured by substantially all the assets of the Company.

a)	Term Facility
On July 23, 2019, the Company amended its term facility to add a new U.S. $335.0 million tranche for a total principal of U.S. $
1,235.0
 million (the “Term Facility”). The Term Facility agreement contains customary representations and warranties but includes no financial covenants. The Company incurred transaction costs of $6.5 million, which have been incorporated in the carrying amount of the Term Facility and are amortized over its expected life using the effective interest rate method.
On May 23, 2018, the Company refinanced its term facility to increase the principal amount by U.S. $111.0 million for a total principal of U.S. $900.0 million, to extend the maturity from June 2023 to May 2025 and to reduce the cost of borrowing by 0.50%. The Company incurred transaction costs of $8.9 million.

As at January 31, 2020, the cost of borrowing under the initial tranche of the Term Facility was as follows:
(i)	LIBOR plus 2.00% per annum, with a LIBOR floor of 0.00%; or
(ii)	U.S. Base Rate plus 1.00%; or
(iii)	U.S. Prime Rate plus 1.00%
As at January 31, 2020, the cost of borrowing under the new tranche of the Term Facility was as follows:
(i)	LIBOR plus 2.50% per annum, with a LIBOR floor of 0.00%; or
(ii)	U.S. Base Rate plus 1.50%; or
(iii)	U.S. Prime Rate plus 1.50%
Under the Term Facility, the cost of borrowing in U.S. Base Rate or U.S. Prime Rate cannot be lower than the cost of borrowing in LIBOR.
The Company is required to repay a minimum of 0.25% of the original nominal amount of U.S. $1,235.0  million each quarter. Consequently, the Company repaid an amount of U.S. $10.7 million ($14.1 million) during the year ended January 31, 2020. Also, the Company may be required to repay a portion of the Term Facility in the event that it has an excess cash position at the end of the fiscal year and its leverage ratio is above a certain threshold level. As at January 31, 2020 and 2019, the Company was not required to repay any portion of the Term Facility under this requirement.

b)	Term Loans
During the year ended January 31, 2020, the Company entered into term loan agreements at favourable interest rates under Austrian government programs. These programs support research and development projects based on the Company’s incurred expenses in Austria. The term loans have a total nominal amount of euro 11.5 million ($17.2 million), interest rates at 0.95% (1.12% starting in July 2024) or at Euribor three-months plus 0.99% with a floor at 1.00% and maturities between March 2024 and December 2030. The Company recognized a grant of euro 1.9 million ($2.9 million) as a reduction of research and development expenses representing the difference between the fair value of the term loans at inception and the cash received.
During the year ended January 31, 2019, the Company entered into term loan agreements at favourable interest rates under Austrian government programs. These programs support research and development projects based on the Company’s incurred expenses in Austria. The term loans have a total nominal amount of euro 2.4 million ($3.6 million), interest rates at Euribor three-months plus 1.00% and maturities between December 2022 and December 2023.